Loss Per Share (Details) - Schedule of Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Diluted Loss Per Share [Abstract]
Loss attributed to the shareholders of the Company (USD in thousands), as above		$ (11,067)	$ (10,348)	$ (9,481)
Financial expenses relating to fair value adjustment of warrants	[1]		(1,053)
Net value		$ (11,067)	$ (11,401)	$ (9,481)
Weighted average number of ordinary shares outstanding, as above (in Shares)		14,627,761	11,934,472	7,950,325
Potential shares from exercise of warrants	[1]		$ 185,000
Total		$ 14,627,761	$ 12,119,472	$ 7,952,325
Fully diluted loss per share (USD) (in Dollars per share)		$ (0.76)	$ (0.94)	$ (1.19)

[1]	In 2022 and 2020, all share options and warrants had anti-dilutive effect and therefore the diluted loss per share data for 2022 and 2020 is the same as the basic loss per share data. For 2021, except for the warrants that are classified as a liability, all other share options and warrants have anti-dilutive effect.